Related Party Balances and Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of relationship with the group
Name	Relationship with the Group
Ochem Chemical Co., Ltd (“Ochem”)	Controlled by CEO
Ochemate Material Technologies Co., Ltd (“Ochemate”)	Controlled by CEO
(1) Related party transaction
Name	Relationship with the Group
Ochem Chemical Co., Ltd (“Ochem”)	Controlled by CEO
Ochemate Material Technologies Co., Ltd (“Ochemate”)	Controlled by CEO
(1) Related party transaction
Schedule of related party transactions
	Three Months Ended March 31,
	2021	2022
Raw material sold to Ochem	$155	$—

(2)    Interest-free loans

MPS received certain interest-free loans from related parties, Ochemate and Ochem, for the three months ended March 31, 2021 and 2022 with accumulative amounts of $1,874 and $0, respectively.

The outstanding balance for the amount due from Ochem was $85 as of December 31, 2021 and $0 as of March 31, 2022, respectively.

	Year Ended December 31,
	2019	2020	2021
Raw material sold to Ochem	$—	$167	$390
(2) Interest-free loans